CONDENSED BALANCE SHEETS - USD ($)	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Current Assets
Cash	$ 15,871	$ 48,941	$ 105,065
Accounts receivable	2,845	3,600	0
Notes receivable	21,500	21,500	0
Inventory	72,769	72,853	113,174
Total Current Assets	142,146	148,338	231,816
Prepaids and other current assets	29,161	1,444	13,577
Total Assets	142,146	148,338	231,816
Current Liabilities
Accounts payable and accrued liabilities	402,902	295,041	25,188
Convertible notes, net of discount	148,806	51,086	0
Accrued interest	36,074	10,086	3,173
Note payable to related party	63,456	63,456	63,456
Derivative liability	81,701	193,026	0
Total Current Liabilities	732,939	612,695	91,817
Long Term Debt
Note payable to shareholder	1,020,550	950,550	735,050
Total Long Term Debt	1,020,550	950,550	735,050
Total Liabilities	1,753,489	1,563,245	826,867
Stockholders' Equity
Common stock, par value $0.0001 per share, 5,000,000,000 shares authorized; 65,881,177 and 58,582,469 shares issued and outstanding, respectively	6,588	5,858	3,742
Additional Paid-in Capital	1,084,916	995,638	236,842
Accumulated Deficit	(2,708,468)	(2,422,031)	(841,298)
Total Stockholders' Equity	(1,611,343)	(1,414,907)	(595,051)
Total Liabilities and Stockholders' Equity	142,146	148,338	231,816
Undesignated Preferred Shares [Member]
Stockholders' Equity
Preferred stock, value	0	0	0
Class B Convertible Preferred Shares [Member]
Stockholders' Equity
Preferred stock, value	0	0
Class A Convertible Preferred Shares [Member]
Stockholders' Equity
Preferred stock, value	$ 5,621	$ 5,628	$ 5,663